Document and Entity Information	Jul. 19, 2023
Cover [Abstract]
Entity Registrant Name	VSE CORP
Amendment Flag	false
Entity Central Index Key	0000102752
Document Type	8-K
Document Period End Date	Jul. 19, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-03676
Entity Tax Identification Number	54-0649263
Entity Address, Address Line One	6348 Walker Lane
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22310
City Area Code	(703)
Local Phone Number	960-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.05 per share
Trading Symbol	VSEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false